Stock Incentive Plans - Additional Information (Detail) - Planet Labs Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Liquidity event deadline	7 years		7 years
Share based payment arrangement, Expense	$ 13,133	$ 11,481	$ 14,538	$ 6,028
Restricted Stock Units (RSUs) [Member]
Share based compensation arrangement by share based payment award, Equity instruments other than options, Vested in period			0	0
Restricted Stock Units (RSUs) [Member] | Liquidity Event [Member]
Share based compensation arrangement by share based payment award, Shares issued in period	0		0
Two Thousand And Eleven Stock Incentive Plan [Member]
Common stock, Capital shares reserved for future issuance	36,274,025		821,818
Two Thousand And Eleven Stock Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share based compensation arrangement by share based payment award, Expiration period	10 years		10 years
Share based compensation arrangement by share based payment award, Award vesting period	4 years		4 years
Share based compensation arrangement by share based payment award, Options, Exercises in period, Intrinsic value	$ 13,700	$ 5,100	$ 6,100	$ 400
Share based compensation arrangement by share based payment award, Options, Grants in period, Weighted average grant date fair value	$ 5.81	$ 2.60	$ 2.83	$ 2.51
Share based payment arrangement, Nonvested award, Option, Cost not yet recognized, Amount	$ 53,900		$ 22,500
Share based payment arrangement, Nonvested award, Cost not yet recognized, Period for recognition	3 years 5 months 4 days		2 years 9 months 10 days
Share based compensation arrangement by share based payment award, Options, Vested in period, Fair value			$ 10,200
Two Thousand And Eleven Stock Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member] | 10% Stockholder [Member]
Share based compensation arrangement by share based payment award, Expiration period	5 years		5 years
Two Thousand And Eleven Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share based compensation arrangement by share based payment award, Award vesting rights	An RSU will vest on the first date upon which both the service-based requirement and the liquidity event requirement are satisfied.		An RSU will vest on the first date upon which both the service-based requirement and the liquidity event requirement are satisfied.
Share based compensation arrangement by share based payment award, Award requisite service period	4 years		4 years
Share based compensation arrangement by share based payment award, Equity instruments other than options, Vested in period	0	0	0	0
Share based payment arrangement, Expense	$ 0	$ 0	$ 0	$ 0
Share based payment arrangement, Nonvested award, Excluding option, Cost not yet recognized, Amount	41,800		6,600
Two Thousand And Eleven Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Recognized Upon Liquidity Event [Member]
Share based payment arrangement, Nonvested award, Excluding option, Cost not yet recognized, Amount	$ 13,300		$ 3,200